General New York Municipal Money Market Fund

ANNUAL REPORT November 30, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

     * Not FDIC-Insured
     * Not Bank-Guaranteed
     * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            16   Notes to Financial Statements

                            21   Report of Independent Auditors

                            22   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               General New York
                                                    Municipal Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General New York Municipal Money Market Fund, covering the 12-month period from December 1, 1998 through November 30, 1999. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Scott Sprauer.

When the period began, the Federal Reserve Board had just completed a series of short-term interest-rate cuts in an attempt to stimulate economic growth after the spread of a global financial crisis in overseas markets. Its strategy apparently worked, because signs of renewed economic strength in the U.S. and abroad became evident early in 1999, fueling fears that inflationary pressures might re-emerge. The Federal Reserve then reversed course, raising short-term interest rates three times during the summer and fall of 1999, effectively eliminating all of last fall' s interest-rate cuts. Higher interest rates generally led to higher yields on most money market securities, including tax-exempt instruments.

We appreciate your confidence over the past year, and we look forward to your continued participation in General New York Municipal Money Market Fund

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 1999

2

DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 1999, the fund's Class A shares produced a tax-exempt yield of 2.42%, while Class B shares provided a tax-exempt yield of 2.10% . Taking into account the effects of compounding, the fund's effective yields were 2.45% for Class A shares and 2.12% for Class B shares.(1) The fund' s Class A and B shares provided total returns of 2.45% and 2.12%, respectively.(2) These results compare to the Lipper New York Tax-Exempt Money Market Funds category average total return of 2.59% over the same period.(3)

What is the fund's investment approach?

The fund seeks a high level of federal, state and New York city tax-exempt income while maintaining a stable $1.00 share price. We are especially vigilant in our efforts to preserve capital.

In pursuing this objective, we attempt to add value by constructing a diverse portfolio of high quality tax-exempt money market instruments from New York issuers. We also actively manage the fund's average maturity in anticipation of interest-rate trends and supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which would enable us to purchase new securities with higher yields. Yields tend to rise when there is an increase of new issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which tend to lengthen the fund's weighted average maturity. If we anticipate limited new issue supply, we may extend the portfolio' s average maturity to maintain current yields for as long as practical. At other times we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and- demand considerations.

                                                                     The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The fund was positively affected by rising interest rates over the past six months. When the reporting period began, it had already become apparent that the U.S. economy was growing more strongly than most analysts expected, raising concerns that inflationary pressures might re-emerge. In an attempt to forestall a reacceleration of inflation, the Federal Reserve Board increased short-term interest rates three times during the summer and fall of 1999. Since the market anticipated these rate hikes before they were announced, much of the rise of tax-exempt money market yields had already taken place by the time the last monetary policy change was actually implemented in November.

However, tax-exempt money market yields did not rise as much as comparable taxable yields, primarily because of a relative lack of supply amid steady investor demand. New York State and its municipalities have enjoyed higher tax revenues during this period of economic prosperity, which have enabled them to decrease their annual debt borrowings.

What is the fund's current strategy?

We have continued to focus on very high quality, liquid money market instruments from a wide array of New York issuers. Some of the most frequently used instruments include Variable Rate Demand Notes (VRDNs), which are issued by investment banks through the securitization of longer term municipal bonds. VRDNs can be redeemed at the buyer's option after either one day or seven days, which affords the fund a high degree of liquidity as well as high credit quality. Accordingly, as of November 30, much of the portfolio was composed of VRDNs. We also increased our holdings of tax-exempt commercial paper because of supply-and-demand factors, which helped drive the yields of these short-term securities to more attractive levels. The remainder was comprised primarily of tax-exempt notes. Of course, the portfolio's composition will change over time.

4

As the end of the year approaches, we have maintained a neutral weighted average maturity in order to help protect the fund from any market disruptions that Y2K-related or year-end factors may present.

December 15, 1999

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PERFORMANCE FIGURES PROVIDED FOR CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B RETURN WOULD HAVE BEEN LOWER. WITHOUT THE EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A TAX-EXEMPT YIELD OF 2.00% AND AN EFFECTIVE YIELD OF 2.02%.

(2) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS.

(3)  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

                                                                     The Fund 5

STATEMENT OF INVESTMENTS

November 30, 1999

                                                                                              Principal
TAX EXEMPT INVESTMENTS--99.0%                                                                Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Babylon Industrial Development Agency,
  Resource Recovery Revenue, VRDN

   (Equity Babylon Project) 3.65% (LOC;
   Union Bank of Switzerland)                                                                 3,100,000  (a)           3,100,000

Connetquot Central School District, TAN 3.80%, 6/29/2000                                      9,000,000                9,022,554

Erie County Water Authority, Water Revenue, VRDN

   3.65%, Series A (Insured; AMBAC and Liquidity Facility;
   National Bank of Australia)                                                                9,000,000  (a)           9,000,000

Town of Islip Industrial Development Agency, IDR, VRDN

   (Brentwood Distribution Project)
      3.85% (LOC; Fleet Bank)                                                                 1,000,000  (a)           1,000,000

Long Island Power Authority, Electric Systems Revenue

  CP:

    3.75%, Series 4, Sub-Series 4, 2/10/2000

         (LOC: Bayerische Landesbank and
         Westdeutsche Landesbank)                                                             5,000,000                5,000,000

      3.60%, Series 4, Sub-Series 4, 2/16/2000

         (LOC: Bayerische Landesbank and
         Westdeutsche Landesbank)                                                            10,000,000               10,000,000

      3.70%, Sub-Series 3, 2/29/2000

         (LOC: Bayerische Landesbank and
         Westdeutsche Landesbank)                                                            16,500,000               16,500,000

      3.70%, Series 4, Sub-Series 4, 2/29/2000

         (LOC: Bayerische Landesbank and
         Westdeutsche Landesbank)                                                             8,000,000                8,000,000

      3.70%, Sub-Series 3, 4/5/2000

         (LOC: Bayerische Landesbank and
         Westdeutsche Landesbank)                                                             6,000,000                6,000,000

   VRDN:

      3.65%, Sub-Series 6 (LOC: ABN-Amro Bank and
         Morgan Guaranty Trust Co.)                                                           3,400,000  (a)           3,400,000

         3.85%, Series 7, Sub-Series 7-A (Insured; MBIA and
         Liquidity Facility; Credit Suisse )                                                 10,000,000  (a)          10,000,000

Metropolitan Transportation Authority,
   Transit Facilities Revenue, Series 1, CP:

      3.80%, 2/14/2000 (LOC; ABN-Amro Bank)                                                  12,000,000               12,000,000

      3.80%, 4/6/2000 (LOC; ABN-Amro Bank)                                                   10,000,000               10,000,000

New York City, VRDN:

   3.70%, Sub-Series A-4 (LOC; Chase Manahattan Bank)                                         1,600,000  (a)           1,600,000

   3.70%, Sub-Series A-7 (LOC; Morgan Guaranty Trust Co.)                                     3,450,000  (a)           3,450,000

   3.70%, Sub-Series E-2 (LOC; Morgan Guaranty Trust Co.)                                     5,000,000  (a)           5,000,000

   3.70%, Series E-4 (LOC; State Street Bank and Trust Co.)                                   9,600,000  (a)           9,600,000

   3.70%, Sub-Series E-4 (LOC; State Street Bank and Trust Co.)                               3,500,000  (a)           3,500,000

   3.70%, Sub-Series E-5 (LOC; Morgan Guaranty Trust Co.)                                    11,900,000  (a)          11,900,000

   3.75%, Sub-Series A-4 (LOC; Chase Manhattan Bank)                                          6,600,000  (a)           6,600,000


6

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York City, VRDN (continued):

   3.80%, Sub-Series A-6 (LOC; Landesbank Hessen)                                             8,000,000  (a)           8,000,000

   3.80%, Sub-Series B-4 (Insured; MBIA and Liquidity

      Facility; Credit Agricole de Indosuez)                                                  6,000,000  (a)           6,000,000

New York City Health and Hospital Corporation,
   Health Systems Revenue

   3.70%, Series E, 2/1/2000 (LOC; The Bank of New York)                                     10,000,000               10,000,000

New York City Housing Development Corporation, VRDN

   Multi-Family Rental Housing Revenue (Monterey)
   3.80%, Series A (LOC; FNMA)                                                               10,000,000  (a)          10,000,000

New York City Municipal Water Finance Authority

  CP:

    3.60, Series 1, 12/23/1999

         (LOC: Bank of Nova Scotia, Commerzbank and
         Toronto-Dominion Bank)                                                               9,000,000                9,000,000

      3.70%, Series 1, 12/23/1999

         (LOC: Bank of Nova Scotia, Commerzbank and
         Toronto-Dominion Bank)                                                              10,000,000               10,000,000

      3.80%, Series 1, 3/10/2000

         (LOC: Bank of Nova Scotia, Commerzbank and
         Toronto-Dominion Bank)                                                              15,000,000               15,000,000

   Water and Sewer System Revenue, VRDN:

      3.60%, Series G (Insured; FGIC)                                                        16,100,000  (a)          16,100,000

      3.80%, Series C (Insured; FGIC)                                                        22,315,000  (a)          22,315,000

      4%, Series A (Insured; FGIC)                                                            5,160,000  (a)           5,160,000

New York City Transitional Finance Authority,
   Future Tax Secured, VRDN:

      3.60%, Sub-Series B-1, (Liquidity Facility;
         Morgan Guaranty Trust Co.)                                                          10,000,000  (a)          10,000,000

      3.85%, Series A-2, (Liquidity Facility;
         Bank of Nova Scotia)                                                                20,000,000  (a)          20,000,000

New York City Trust, Cultural Resource Revenue, Refunding,
   VRDN (American Museum of Natural History)

   3.65%, Series A (Insured; MBIA and Liquidity Facility;
   Credit Suisse)                                                                             3,000,000  (a)           3,000,000

New York State, CP:

   3.80%, 2/9/2000 (Liquidity Facility;
      Westdeutsche Landesbank)                                                               10,000,000               10,000,000

   3.75%, 3/9/2000 (Liquidity Facility;
      Westdeutsche Landesbank)                                                               10,000,000               10,000,000

New York State Dorm Authority, Revenues, VRDN

  (Memorial Sloan):

      3.70%, Series A (LOC; Chase Manhattan Bank)                                             2,500,000  (a)           2,500,000

      3.70%, Series B (LOC; Chase Manhattan Bank)                                             3,900,000  (a)           3,900,000

                                                                                                                         The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York State Dorm Authority, Revenues, VRDN

  (Memorial Sloan) (continued):

(Oxford University Press Inc.)
      3.75% (LOC; Landesbank Hessen)                                                          8,700,000  (a)           8,700,000

New York State Energy, Research and
   Development Authority, PCR:

      (New York State Electric and Gas) 3%,
         Series D, 12/1/1999 (LOC; Union Bank of Switzerland)                                10,000,000               10,000,000

         VRDN:

         (New York State Electric and Gas)
            3.60%, Series D (LOC; Bank One Corp.)                                             3,000,000  (a)           3,000,000

         (Niagara Mohawk Power Corp.):

            3.70%, Series B (LOC; Toronto-Dominion Bank)                                      1,000,000  (a)           1,000,000

            3.70%, Series C (LOC; Canadian Imperial
               Bank of Commerce)                                                              9,450,000  (a)           9,450,000

            4.10%, Series B (LOC; Morgan Guaranty Trust Co.)                                  2,600,000  (a)           2,600,000

New York State Environmental Quality,

   3%, Series G, 12/8/1999 (LOC; Westdeutsche Landesbank)                                     8,000,000                8,000,000

New York State Housing Finance Agency, Revenue, VRDN:

   (Normandie Court I Project)
      3.70% (LOC; Landesbank Hessen)                                                          7,900,000  (a)           7,900,000

   Service Contract Obligation
      3.75%, Series A (LOC; Commerzbank)                                                     14,400,000  (a)          14,400,000

New York State Local Government
   Assistance Corporation, VRDN:

      3.80%, Series B (LOC: Bayerische Landesbank and
         Westdeutsche Landesbank)                                                            10,000,000  (a)          10,000,000

      3.80%, Series F (LOC; Toronto-Dominion Bank)                                           10,000,000  (a)          10,000,000

New York State Medical Care Facilities Finance Agency,
   Revenue, VRDN (Pooled Equipment Loan Program):

      3.55%, Series I (LOC; Chase Manhattan Bank)                                             2,000,000  (a)           2,000,000

      3.75%, Series II-A (LOC; Chase Manhattan Bank)                                          4,770,000  (a)           4,770,000

Onondaga County Industrial Development Agency,
   IDR, VRDN (Edgecomb Metals Co. Project)

   3.90% (LOC; Wells Fargo Bank)                                                              2,000,000  (a)           2,000,000

Port Authority of New York and New Jersey,
   Special Obligation Revenue, VRDN

   (Versatile Structure) 3.65%, Series 5
   (Liquidity Facility; Bayerische Landesbank)                                                3,600,000  (a)           3,600,000

Rochester, BAN 3.50%, Series 1, 3/8/2000                                                     12,000,000               12,010,684

Sachem Central School District, TAN (Holbrook)
   4%, 6/29/2000                                                                              8,000,000                8,024,544

Smithtown Central School District, TAN 4%, 6/26/2000                                         12,500,000               12,544,623

8
                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Westchester County, TAN 2.83%, 12/30/1999                                                    18,000,000               18,000,135

Yonkers Industrial Development Agency,
  Civic Facilities Revenue, Consumers Union Facilities

   VRDN 3.80% (Insured; AMBAC and Liquidity Facility;
   Credit Local de France)                                                                    3,200,000  (a)           3,200,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $466,847,540)                                                             99.0%              466,847,540

CASH AND RECEIVABLES (NET)                                                                         1.0%                4,554,807

NET ASSETS                                                                                       100.0%              471,402,347


                                                                                                                       The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations


AMBAC               American Municipal Bond                             LOC                  Letter of Credit
                        Assurance Corporation                           MBIA                 Municipal Bond
                                                                                                 Investors Assurance
BAN                 Bond Anticipation Notes                                                      Insurance Corporation

CP                  Commercial Paper                                    PCR                  Pollution Control Revenue

FGIC                Financial Guaranty Insurance                        TAN                  Tax Anticipation Notes
                        Company
                                                                        VRDN                 Variable Rate Demand Notes
FNMA                Federal National Mortgage
                        Association

IDR                 Industrial Development Revenue

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 90.7

AAA/AA (b)                       Aaa/Aa (b)                      AAA/AA (b)                                         .5

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     8.8

                                                                                                                 100.0

(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE-SUBJECT TO PERIODIC CHANGE.

(B) NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


10

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           466,847,540   466,847,540

Cash                                                                  1,871,954

Interest receivable                                                   2,891,227

Prepaid expenses                                                         34,361

                                                                    471,645,082
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           178,585

Accrued expenses                                                         64,150

                                                                        242,735
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      471,402,347
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     471,468,586

Accumulated net realized gain (loss) on investments                    (66,239)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      471,402,347

NET ASSET VALUE PER SHARE

                                                          Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        378,115,486     93,286,861

Shares Outstanding                                    378,181,844     93,286,742
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 11

STATEMENT OF OPERATIONS

Year Ended November 30, 1999

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     13,777,798

EXPENSES:

Management fee--Note 2(a)                                            2,223,274

Shareholder servicing costs--Note 2(c)                                 688,221

Distribution fees (Class B)--Note 2(b)                                 113,298

Registration fees                                                       51,804

Professional fees                                                       46,935

Custodian fees                                                          46,172

Prospectus and shareholders' reports                                    42,721

Trustees' fees and expenses--Note 2(d)                                  24,419

Miscellaneous                                                           10,988

TOTAL EXPENSES                                                       3,247,832

Less--reduction in shareholder servicing costs due to
undertaking--Note 2(c)                                                (59,116)

NET EXPENSES                                                         3,188,716

INVESTMENT INCOME-NET, REPRESENTING NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                         10,589,082

SEE NOTES TO FINANCIAL STATEMENTS.

12

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                            ------------------------------------

                                                     1999              1998
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         10,589,082          12,831,699

Net realized gain (loss) on investments                --                 147

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   10,589,082          12,831,846
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (9,378,973)         (11,691,987)

Class B shares                                (1,210,109)          (1,139,712)

TOTAL DIVIDENDS                              (10,589,082)         (12,831,699)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 PER SHARE):

Net proceeds from shares sold:

Class A shares                                919,904,202       1,060,136,234

Class B shares                                184,564,048         107,077,205

Dividends reinvested:

Class A shares                                  9,041,654          11,286,121

Class B shares                                  1,209,242           1,135,035

Cost of shares redeemed:

Class A shares                              (955,884,385)      (1,107,118,496)

Class B shares                              (139,483,517)        (103,384,014)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           19,351,244          (30,867,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS       19,351,244          (30,867,768)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           452,051,103          482,918,871

END OF PERIOD                                 471,402,347          452,051,103

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                     Year Ended November 30,
                                                                 --------------------------------------------------------------

CLASS A SHARES                                                   1999         1998        1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00         1.00        1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .024         .027        .029           .028          .032

Distributions:

Dividends from investment income--net                            (.024)       (.027)      (.029)         (.028)        (.032)

Net asset value, end of period                                   1.00         1.00        1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.45         2.77        2.98           2.84          3.28
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .68          .68        .66             .68           .58

Ratio of net investment income
   to average net assets                                         2.42         2.74       2.94            2.80          3.23

Decrease reflected in above expense ratios
   due to undertakings by the Manager                              --           --         --             --            .05
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         378,115      405,054    440,750         507,537       636,013

SEE NOTES TO FINANCIAL STATEMENTS.
14


                                                                                     Year Ended November 30,
                                                                 --------------------------------------------------------------

CLASS B SHARES                                                   1999        1998        1997           1996        1995(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00        1.00       1.00            1.00          1.00

Investment Operations:

Investment income--net                                            .021        .024       .027            .025          .006

Distributions:

Dividends from investment income--net                            (.021)      (.024)     (.027)          (.025)        (.006)

Net asset value, end of period                                   1.00        1.00       1.00            1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.12        2.47       2.68            2.55          2.82(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .98         .98        .95             .95          1.04(b)

Ratio of net investment income
   to average net assets                                         2.14        2.44       2.64            2.47          3.64(b)

Decrease reflected in above expense ratios
   due to undertakings by the Manager                             .10         .08        .08             .16            --
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                          93,287      46,997      42,169         36,199            --

(A) FROM SEPTEMBER 8, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General New York Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $32,113 during the period ended November 30, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

                                                                    The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund has an unused capital loss carryover of approximately $58,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1999. If not applied, $39,000 of the carryover expires in fiscal 2002 and $19,000 expires in fiscal 2003.

At November 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period November 30, 1999, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B shares. During the period ended November 30, 1999, Class B shares were charged $113,298 pursuant to the Distribution Plan.

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan" ), Class A shares reimburse Dreyfus Service Corporation, a wholly-owned subsidiary of the

18

Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1999, Class A shares were charged $345,434 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan" ), Class B shares pay the Distributor, for the provision of certain services to the holders of Class B shares, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 1998 through November 30, 1999, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded .98 of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Class B Shareholder Services Plan. During the period ended November 30, 1999, Class B shares were charged $169,950, of which $59,116 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the
                                                                    The Fund 19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fund. During the period ended November 30, 1999, the fund was charged $112,829 pursuant to the transfer agency agreement.

(D) Each trustee who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

20

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees

General New York Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General New York Municipal Money Market Fund as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General New York Municipal Money Market Fund at November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]


New York, New York
January 5, 2000

                                                                    The Fund 21


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1999 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are New York residents, New York State and New York City personal income taxes).


NOTES

                                                           For More Information

                        General New York Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager
                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian
                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor
                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                  574AR9911